Employee benefit expenses (Schedule of Key Management Personnel Compensation) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)
Disclosure of defined benefit plans [line items]
Salary and management fees	₪ 5,312	$ 1,665	₪ 6,286	₪ 6,021
Bonus	5,356	1,679	3,259	2,661
Share based payment expense	1,509	473	249	536
Directors' remuneration	245	77	215	228
Key management personnel compensation	₪ 12,422	$ 3,894	₪ 10,009	₪ 9,446